Amplify Lithium & Battery Technology ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.7%
Consumer Discretionary - 25.1%
BAIC Motor Corp. Ltd. - Class H (a)	1,611,417	$433,138
BYD Co. Ltd. - Class H	288,646	10,501,700
EVgo, Inc. (b) (c)	130,549	1,171,025
Fisker, Inc. (b) (c)	51,052	489,078
Li Auto, Inc. - ADR (b)	116,409	3,822,872
Lucid Group, Inc. (b) (c)	172,901	3,155,443
NIO, Inc. - ADR (b)	193,302	3,813,848
Panasonic Holdings Corp.	297,011	2,436,671
QuantumScape Corp. (b) (c)	62,399	675,157
Rivian Automotive, Inc. - Class A (b) (c)	112,665	3,864,410
Tesla, Inc. (b)	14,890	13,273,691
Volta, Inc. (b) (c)	451,254	830,307
XPeng, Inc. - ADR (b)	100,294	2,450,182
Yadea Group Holdings Ltd. (a)	417,354	898,519
		47,816,041
Industrials - 23.0%
Blink Charging Co. (b) (c)	58,502	1,238,487
ChargePoint Holdings, Inc. (b) (c)	113,813	1,719,714
Contemporary Amperex Technology Co. Ltd. (b)	222,083	16,765,335
Ecopro BM Co. Ltd.	16,804	1,544,452
EnerSys	17,019	1,121,722
Eve Energy Co. Ltd.	250,178	3,503,576
FREYR Battery SA (b) (c)	125,957	1,257,051
FuelCell Energy, Inc. (b) (c)	276,868	993,956
GS Yuasa Corp.	54,661	990,334
Hyliion Holdings Corp. (b) (c)	314,795	1,237,144
Kempower Oyj (b)	77,973	1,094,330
Li-Cycle Holdings Corp. (b)	121,856	876,145
Lightning eMotors, Inc. (b) (c)	237,645	843,640
Microvast Holdings, Inc. (b)	230,620	611,143
Nikola Corp. (b) (c)	184,607	1,148,256
Plug Power, Inc. (b)	112,116	2,392,555
Pod Point Group Holdings PLC (b)	368,943	474,012
Proterra, Inc. (b) (c)	179,600	968,044
The Lion Electric Co. (b) (c)	167,665	823,235
Varta AG (c)	14,306	1,158,014
Wallbox NV (b) (c)	83,591	774,889
Wuxi Lead Intelligent Equipment Co. Ltd.	269,474	2,385,476
		43,921,510
Information Technology - 8.9%
Dynapack International Technology Corp.	337,975	831,928
Iljin Materials Co. Ltd.	16,852	953,446
L&F Co. Ltd. (b)	7,956	1,400,614
NAURA Technology Group Co. Ltd.	76,639	2,884,599
NEC Corp.	42,512	1,560,527
Samsung SDI Co. Ltd.	7,751	3,394,903
Simplo Technology Co. Ltd.	101,533	895,251
SolarEdge Technologies, Inc. (b)	8,858	3,190,031
TDK Corp.	59,802	1,865,589
		16,976,888
Materials - 42.2%
African Rainbow Minerals Ltd.	75,185	1,057,702
Albemarle Corp.	12,051	2,944,180
Allkem Ltd. (b)	159,835	1,259,713
AMG Advanced Metallurgical Group NV	30,374	846,249
Aneka Tambang Tbk	7,011,059	924,094
BHP Group Ltd. - ADR (c)	195,677	10,770,062
CMOC Group Ltd. - Class H	4,290,519	2,104,294
Eramet SA	9,549	1,004,254
First Quantum Minerals Ltd.	100,186	1,830,739
Ganfeng Lithium Co. Ltd. - Class H (a)	346,738	3,133,929
Glencore PLC	1,348,400	7,583,980
Guangzhou Tinci Materials Technology Co. Ltd.	323,568	2,515,658
IGO Ltd.	167,455	1,291,688
ioneer Ltd. (b)	2,459,289	962,251
Jinchuan Group International Resources Co. Ltd.	8,188,313	876,213
Johnson Matthey PLC	46,568	1,211,908
Largo, Inc. (b)	119,222	907,746
LG Chem Ltd.	8,401	3,899,471
Liontown Resources Ltd. (b)	1,148,188	1,058,955
Lithium Americas Corp. (b)	52,057	1,322,412
Livent Corp. (b)	46,166	1,149,072
Lundin Mining Corp.	173,590	978,736
Magnis Energy Technologies Ltd. (b)	3,165,949	718,915
Mineral Resources Ltd.	38,581	1,448,644
MMC Norilsk Nickel PJSC - ADR (d)	182,937	–
Neometals Ltd. (b)	979,351	756,121
Nouveau Monde Graphite, Inc. (b)	159,879	755,354
Piedmont Lithium, Inc. (b) (c)	19,034	860,527
Pilbara Minerals Ltd. (b)	728,681	1,410,288
Shanghai Putailai New Energy Technology Co. Ltd.	209,930	2,207,362
Showa Denko KK	59,946	996,178
SK IE Technology Co. Ltd. (a) (b)	15,594	981,902
Sociedad Quimica y Minera de Chile SA - ADR	34,474	3,391,207
South32 Ltd.	658,920	1,754,075
Standard Lithium Ltd. (b) (c)	175,978	1,003,193
Sumitomo Metal Mining Co. Ltd.	44,752	1,414,210
Talon Metals Corp. (b)	1,889,653	841,125
TMC the metals co., Inc. (b) (c)	659,389	589,428
Umicore SA	40,257	1,454,869
Vale Indonesia Tbk PT (b)	2,498,263	1,027,433
Vulcan Energy Resources Ltd. (b)	183,065	997,678
W-Scope Corp. (b) (c)	130,590	1,831,296
Yunnan Energy New Material Co. Ltd.	108,320	3,440,348
Zhejiang Huayou Cobalt Co. Ltd.	236,236	2,958,385
		80,471,844
Utilities - 0.5%
Fastned BV (b) (c)	32,526	938,784
Total Common Stocks (Cost $224,041,255)		190,125,067

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (e)	396,759	396,759
Total Money Market Funds (Cost $396,759)		396,759

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.3%
First American Government Obligations Fund, Class X - 1.94% (e)	27,226,961	27,226,961
Total Investments Purchased with Proceeds from Securities Lending (Cost $27,226,961)		27,226,961
Total Investments - 114.2%
(Cost $251,664,975)		$217,748,787

Percentages are based on Net Assets of $190,757,074.
ADR -	American Depositary Receipt
(a)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2022 the value of these securities amounted to $5,447,488 or 2.9% of net assets.

(b)	Non-income producing security.
(c)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $26,694,209 or 14.0% of net assets.
(d)	Illiquid security. At July 31, 2022, the value of this security amounted to $0 or 0.0% of net assets.
(e)	Seven-day yield as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund Management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industy Classification Standard (GICS®) was developed by and/or is the exclusive of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$ 22,428,391
Belgium	1,454,869
Britain	1,685,920
Canada	9,928,111
Chile	3,391,207
China	63,819,222
Finland	1,094,330
France	1,004,254
Germany	1,158,013
Hong Kong	876,213
Indonesia	1,951,527
Israel	3,190,031
Japan	11,094,804
Netherlands	1,785,033
Norway	1,257,051
South Africa	1,057,702
South Korea	12,174,789
Spain	774,889
Switzerland	7,583,980
Taiwan	1,727,179
United States	40,687,552
Money Market Funds
United States	396,759
Investments Purchased with Proceeds from Securities Lending
United States	27,226,961
Total Level 1	217,748,787
Level 2
Total Level 2	-
Level 3
Russia	0
Total Level 3	0
Total	$217,748,787

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund, except for the below. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2022
Common Stocks	$-	$-	$-	$-	$-	$-	$0	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT			Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks			$-	Last Avalible Price	No Market Activity	-

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.